Schedule of Remaining Lease Payments (Details)	Jun. 30, 2026 USD ($)
Finance And Operating Leases
2026	$ 51,584
2027	71,194
Total remaining lease payments (undiscounted)	122,778
Less: imputed interest	(1,884)
Present value of lease liabilities	$ 120,894